SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUPPLEMENT DATED SEPTEMBER 6, 2005

TO PROSPECTUS DATED MAY 1, 2003
FOR NEW YORK KEYPORT CHARTER AND NEW YORK KEYPORT LATITUDE

AND TO PROSPECTUS DATED DECEMBER 31, 2002
FOR NEW YORK KEYPORT ADVISOR, NEW YORK KEYPORT ADVISOR VISTA,
NEW YORK KEYPORT VISTA, NEW YORK KEYPORT ADVISOR OPTIMA,
NEW YORK KEYPORT OPTIMA, and NEW YORK KEYPORT ADVISOR CHARTER
ISSUED BY KBL VARIABLE ACCOUNT A

This supplement contains information about the Liberty Asset Allocation Fund, Variable Series (the "Fund").

Nordea Investment Management North America, Inc. is the Fund's investment sub-advisor.

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